RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions Footnotes (Details) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 15, 2017	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Management and administrative services agreement fee percentage			5.00%
Quarterly distributions			$ 44,954,000	$ 126,599,000	$ 165,250,000
Hilli LLC
Related Party Transaction [Line Items]
Distributed earnings			19,400,000	17,500,000	5,600,000
Golar LNG Limited
Related Party Transaction [Line Items]
Quarterly distributions			10,500,000	36,800,000	48,400,000
Golar LNG Limited | Golar Borrowings February Two Thousand Twenty
Related Party Transaction [Line Items]
Debt instrument, face amount			45,000,000.0
Golar LNG Limited | Ship Management Fees
Related Party Transaction [Line Items]
Fees and expenses			5,263,000	4,460,000	5,200,000
Golar LNG Limited | Interest Income on Short-term Loans
Related Party Transaction [Line Items]
Fees and expenses			317,000	109,000	0
Golar LNG Limited | Deposit Paid
Related Party Transaction [Line Items]
Related party transaction fees	$ 70,000,000
Interest income			$ 0	$ 0	$ 4,779,000
Interest rate, margin on LIBOR	5.00%
Golar LNG Limited | Unsecured Debt
Related Party Transaction [Line Items]
Proceeds from issuance of debt		$ 15,000,000.0
Golar LNG Limited | London Interbank Offered Rate (LIBOR) | Golar Borrowings February Two Thousand Twenty
Related Party Transaction [Line Items]
Margin on LIBOR			5.00%
Golar LNG Limited | London Interbank Offered Rate (LIBOR) | Unsecured Debt
Related Party Transaction [Line Items]
Margin on LIBOR		5.00%
Golar Management
Related Party Transaction [Line Items]
Required notice for termination of management service agreement			120 days
Golar Management | Ship Management Fees
Related Party Transaction [Line Items]
Required notice for termination of management service agreement			30 days